Stockholders' Equity - Stock Options Outstanding by Exercise Price Range (Detail)	12 Months Ended
Jan. 31, 2018 $ / shares shares
Schedule Of Common Stock [Line Items]
Options outstanding, number of shares | shares	19,831,715
Options outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 7 months 13 days
Options outstanding, Weighted- Average Exercise Price | $ / shares	$ 11.44
Options Exercisable, number of Shares | shares	14,032,241
Options exercisable, Weighted- Average Exercise Price | $ / shares	$ 9.37
$0.15 to $2.14
Schedule Of Common Stock [Line Items]
Options outstanding, number of shares | shares	3,940,939
Options outstanding, Weighted- Average Remaining Contractual Life (Years)	4 years 6 months 7 days
Options outstanding, Weighted- Average Exercise Price | $ / shares	$ 1.55
Options Exercisable, number of Shares | shares	3,890,938
Options exercisable, Weighted- Average Exercise Price | $ / shares	$ 1.54
$4.05 to $7.55
Schedule Of Common Stock [Line Items]
Options outstanding, number of shares | shares	3,257,909
Options outstanding, Weighted- Average Remaining Contractual Life (Years)	5 years 11 months 19 days
Options outstanding, Weighted- Average Exercise Price | $ / shares	$ 5.95
Options Exercisable, number of Shares | shares	3,174,861
Options exercisable, Weighted- Average Exercise Price | $ / shares	$ 5.95
$10.41 to $12.86
Schedule Of Common Stock [Line Items]
Options outstanding, number of shares | shares	2,756,953
Options outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 2 months 23 days
Options outstanding, Weighted- Average Exercise Price | $ / shares	$ 12.16
Options Exercisable, number of Shares | shares	2,266,346
Options exercisable, Weighted- Average Exercise Price | $ / shares	$ 12.12
$13.43 to $16.65
Schedule Of Common Stock [Line Items]
Options outstanding, number of shares | shares	5,169,468
Options outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 3 months 21 days
Options outstanding, Weighted- Average Exercise Price | $ / shares	$ 16.11
Options Exercisable, number of Shares | shares	2,632,045
Options exercisable, Weighted- Average Exercise Price | $ / shares	$ 15.94
$17.34 to $18.87
Schedule Of Common Stock [Line Items]
Options outstanding, number of shares | shares	4,706,446
Options outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 4 months 28 days
Options outstanding, Weighted- Average Exercise Price | $ / shares	$ 17.95
Options Exercisable, number of Shares | shares	2,068,051
Options exercisable, Weighted- Average Exercise Price | $ / shares	$ 17.95